OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 166	$ 131
Deposit on Pueblo Viejo gold and silver streaming agreement	43	47
Share-based payments (note 34a)	57	67
Pueblo Viejo JV partner shareholder loan	9	0
Other	63	61
Other current liabilities (note 24)	$ 338	$ 306